Annual Fund Operating Expenses	Nov. 12, 2026
Advisors Capital Small Cap Blend Fund | Advisors Capital Small Cap Blend Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[1]
Acquired Fund Fees and Expenses	0.10%	[2]
Expenses (as a percentage of Assets)	1.87%
Advisors Capital Large/Mid Cap Value Fund | Advisors Capital Large/Mid Cap Value Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[3]
Acquired Fund Fees and Expenses	0.10%	[4]
Expenses (as a percentage of Assets)	1.87%
Advisors Capital Vanguard Funds Diversified Equity Fund | Advisors Capital Vanguard Funds Diversified Equity Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[5]
Acquired Fund Fees and Expenses	0.05%	[6]
Expenses (as a percentage of Assets)	1.82%
Advisors Capital AF Capital Appreciation Fund | Advisors Capital AF Capital Appreciation Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[7]
Acquired Fund Fees and Expenses	0.45%	[8]
Expenses (as a percentage of Assets)	2.22%

[1]	The Fund may incur 12b-1 fees of up to 0.25%. There are no current plans to increase these fees, however, if the 12b-1 fee is increased, shareholders will be given advanced written notice.
[2]	Acquired Fund Fees and Expenses are estimated for the Fund's first fiscal year.
[3]	The Fund may incur 12b-1 fees of up to 0.25%. There are no current plans to increase these fees, however, if the 12b-1 fee is increased, shareholders will be given advanced written notice.
[4]	Acquired Fund Fees and Expenses are estimated for the Fund's first fiscal year.
[5]	The Fund may incur 12b-1 fees of up to 0.25%. There are no current plans to increase these fees, however, if the 12b-1 fee is increased, shareholders will be given advanced written notice.
[6]	Acquired Fund Fees and Expenses are estimated for the Fund's first fiscal year.
[7]	The Fund may incur 12b-1 fees of up to 0.25%. There are no current plans to increase these fees, however, if the 12b-1 fee is increased, shareholders will be given advanced written notice.
[8]	Acquired Fund Fees and Expenses are estimated for the Fund's first fiscal year.